Investments In Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Non-controlling interests in subsidiaries - Balance Sheet

The following tables present information with respect to non-controlling interests in a Group subsidiary, YPH JV (at the rate of 50%), before elimination of inter-company transactions. The information includes fair value adjustments that were made on the acquisition date, other than goodwill and presented without adjustments for the ownership rates held by the Group.

As at December 31
2020	2019
$ millions	$ millions

Current assets	149	151
Non-current assets	400	346
Current liabilities	(189)	(150)
Non-current liabilities	(76)	(103)
Equity	(284)	(244)

Non-controlling interests in subsidiaries - Profit and Loss [Table Text Block]
For the year ended December 31
2020	2019	2018
$ millions	$ millions	$ millions

Sales	359	349	387
Operating Income	29	23	-
Depreciation and amortization	37	41	34
Operating income before depreciation and amortization	66	64	34
Net Income (loss)	23	11	(13)
Total Comprehensive income	40	8	3